Document And Entity Information	Oct. 10, 2024
Document Information [Line Items]
Entity, Registrant Name	US ENERGY CORP
Document, Type	8-K
Document, Period End Date	Oct. 10, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-06814
Entity, Tax Identification Number	83-0205516
Entity, Address, Address Line One	1616 S. Voss
Entity, Address, Address Line Two	Suite 725
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77057
City Area Code	303
Local Phone Number	993-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	USEG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000101594